INVENTORY	12 Months Ended
Dec. 31, 2022
INVENTORY
INVENTORY

NOTE 7 - INVENTORY:

	December 31,
	2022	2021
	U.S. dollars in thousands
Raw materials	1,797	3,012
Work in progress	2,385	5,195
Finished goods	6,827	6,603
	11,009	14,810

During the years ended December 31, 2022, and 2021, the Company recognized amounts of $9.7 million and $7.7 million, respectively, in inventory cost as part of cost of revenues.

Write-downs of inventories to net realizable value amounted to $2.4 million in 2022 and $0.3 million in 2021. These were recognized as an expense, included in cost of revenues in the consolidated statements of comprehensive loss.